Document and Entity Information	Nov. 05, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-32583
Entity Registrant Name	FULL HOUSE RESORTS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3391527
Entity Address, Address Line One	One Summerlin
Entity Address, Adress Line Two	1980 Festival Plaza Drive, Suite 680
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	221-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	FLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000891482
Amendment Flag	false